Consolidated Income Statements $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($) $ / shares [1]	Dec. 31, 2019 USD ($) $ / shares	[2]	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares [3]
Statement [LineItems]
Net sales	$ 504,059	$ 26,726	[1]	$ 468,894	$ 439,239
Other operating revenues	2,652	141	[1]	850	693
Total revenues	506,711	26,867	[1]	469,744	439,932
Cost of goods sold	315,230	16,714	[1]	294,574	277,842
Gross profit	191,481	10,153	[1]	175,170	162,090
Administrative expenses	19,930	1,057	[1]	17,313	15,222
Selling expenses	121,871	6,462	[1]	114,573	105,880
Other income	1,013	54	[1]	673	31,951
Other expenses	4,905	260	[1]	2,947	33,866
Interest expense	14,133	749	[1]	9,825	11,092
Interest income	3,168	168	[1]	2,832	1,470
Foreign exchange (loss) gain, net	(2,467)	(131)	[1]	(248)	4,934
Monetary position gain, net	260	14	[1]	216	1,590
Market value loss on financial instruments	320	17	[1]	355	204
Income before income taxes from continuing operations and share in the profit of equity accounted investees	32,296	1,713	[1]	33,630	35,771
Income taxes	10,476	555	[1]	10,169	10,213
Share in the profit of equity accounted investees, net of tax	6,228	330	[1]	6,252	7,923
Net income from continuing operations	28,048	1,488	[1]	29,713	33,481
Net income from discontinued operations | $				3,366	3,726
CONSOLIDATED NET INCOME	28,048	1,488		33,079	37,207
Controlling interest from continuing operations	20,699	1,098	[1]	22,560	40,864
Controlling interest from discontinued operations | $				1,430	1,545
Non-controlling interest from continuing operations	7,349	390	[1]	7,153	(7,383)
Non-controlling interest from discontinued operations | $				1,936	2,181
CONSOLIDATED NET INCOME	$ 28,048	$ 1,488		$ 33,079	$ 37,207
Series B shares [member]
Basic earnings per share of continuing operations
Basic earnings per share of continuing operations | (per share)	$ 1.03	$ 0.05	[1]	$ 1.13	$ 2.04
Basic earnings per share of discontinued operations
Basic earnings per share of discontinued operations				0.07	0.08
Diluted earnings per share of continuing operations
Diluted earnings per share of continuing operations | (per share)	1.03	0.05	[1]	1.13	2.04
Diluted earnings per share of discontinued operations
Diluted earnings per share of discontinued operations				0.07	0.08
Series D shares [member]
Basic earnings per share of continuing operations
Basic earnings per share of continuing operations | (per share)	1.29	0.07	[1]	1.41	2.55
Basic earnings per share of discontinued operations
Basic earnings per share of discontinued operations				0.09	0.10
Diluted earnings per share of continuing operations
Diluted earnings per share of continuing operations | (per share)	$ 1.29	$ 0.07	[1]	1.41	2.55
Diluted earnings per share of discontinued operations
Diluted earnings per share of discontinued operations				$ 0.09	$ 0.10

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1